UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: March 31, 2009

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	125 High Street
		Oliver Tower, 20th Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Paul Kelly
Title:      Compliance Officer
Phone:	617-330-8825
Signature, Place, and date of signing:

Paul Kelly	Boston, MA  May 7, 2009

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$132,443,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name


             FORM 13F INFORMATION TABLE
                      TITLE                     VALUE  SHARES /  SH/  PUT/INVSTMOTHER  VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP      (x$1000PRN AMT   PRN  CALLDSCRETMANAGERSOLE    SHAREDNONE
"---------------------"--------------"----------"------"---------"----"---"-----"------"-------"-----"----
AEGON N V             NY REG SH       007924103   685    178574   SH       SOLE         178574   0     0
ALCATEL-LUCENT ADR    SP ADR          013904305   902    485180   SH       SOLE         485180   0     0
ALLIANZ AG  ADR       SP ADR 1/10 SH  018805101  3028    362208   SH       SOLE         362208   0     0
ANGLO AMERN PLC       ADR NEW         03485P201   939    110105   SH       SOLE         110105   0     0
ASTRAZENECA ADR       SP ADR          046353108  2516    70987    SH       SOLE         70987    0     0
CADBURY               ADR             12721E102  2072    68386    SH       SOLE         68386    0     0
CANON ADR             ADR             138006309  1984    68355    SH       SOLE         68355    0     0
CARNIVAL PLC          ADR             14365C103  2361    104115   SH       SOLE         104115   0     0
CREDIT SUISSE ADR     SP ADR          225401108  2942    96493    SH       SOLE         96493    0     0
ENI ADR               SP ADR          26874R108  5074    132434   SH       SOLE         132434   0     0
ERICSSON ADR          ADR B SEK 10    294821608  3166    391395   SH       SOLE         391395   0     0
FRANCE TEL ADR        SP ADR          35177Q105  1916    84596    SH       SOLE         84596    0     0
GLAXOSMTHKLINE ADR    SP ADR          37733W105  5641    181564   SH       SOLE         181564   0     0
GRUPO TV              SP ADR REP ORD  40049J206  3334    244430   SH       SOLE         244430   0     0
HELLENIC TELECOM      SP ADR          423325307  3060    401683   SH       SOLE         401683   0     0
INFOSYS TECH          SP ADR          456788108   919    34540    SH       SOLE         34540    0     0
ING GROEP NV          SP ADR          456837103   481    88483    SH       SOLE         88483    0     0
PHILIPS ELECTRS       NY REG SH NEW   500472303  3339    224581   SH       SOLE         224581   0     0
LLOYDS TSB GROUP      SP ADR          539439109   535    132978   SH       SOLE         132978   0     0
MITSUBISHI UFJ ADR    SP ADR          606822104  3286    668016   SH       SOLE         668016   0     0
NTT DOCOMO ADR        SP ADR          62942M201  2840    208115   SH       SOLE         208115   0     0
NISSAN MOTORS         SP ADR          654744408  1424    196544   SH       SOLE         196544   0     0
NOKIA CORP            SP ADR          654902204  3460    296540   SH       SOLE         296540   0     0
NOMURA HLDGS          SP ADR          65535H208  2008    399392   SH       SOLE         399392   0     0
NOVARTIS              SP ADR          66987V109  5540    146466   SH       SOLE         146466   0     0
NOVO-NORDISK AS       ADR             670100205  4124    85958    SH       SOLE         85958    0     0
ORIX CORP             SP ADR          686330101  1637    99426    SH       SOLE         99426    0     0
PANASONIC CORP        ADR             69832A205  2466    223589   SH       SOLE         223589   0     0
POTASH CORP           COM             73755L107  1399    17316    SH       SOLE         17316    0     0
PRUDENTIAL            ADR             74435K204  1852    187832   SH       SOLE         187832   0     0
REPSOL YPF            SP ADR          76026T205  5510    322451   SH       SOLE         322451   0     0
ROYAL DUTCH SHELL     SP ADR B        780259107  2886    66191    SH       SOLE         66191    0     0
ROYAL DUTCH SHELL     SP ADR A        780259206  5086    114818   SH       SOLE         114818   0     0
SANOFI-AVENTIS        SP ADR          80105N105  2996    107271   SH       SOLE         107271   0     0
SAP AG                SP ADR          803054204  10656   301956   SH       SOLE         301956   0     0
SIEMENS AG            SP ADR          826197501  5704    100136   SH       SOLE         100136   0     0
SONY CORP             ADR NEW         835699307  3463    167906   SH       SOLE         167906   0     0
STATOIL ASA           SP ADR          85771P102  2980    170910   SH       SOLE         170910   0     0
TDK                   AMERN DEP SH    872351408  1765    46642    SH       SOLE         46642    0     0
TAIWAN SEMI           SP ADR          874039100   434    48597    SH       SOLE         48597    0     0
TELEFONICA            SP ADR          879382208  3922    65790    SH       SOLE         65790    0     0
TOTAL SA              SP ADR          89151E109  4427    90246    SH       SOLE         90246    0     0
UNILEVER              N Y SHS NEW     904784709  3040    155130   SH       SOLE         155130   0     0
VEOLIA ENVIRONMENT    SP ADR          92334N103   766    36689    SH       SOLE         36689    0     0
DEUTSCHE BANK AG      NAMEN AKT       D18190898  2844    69966    SH       SOLE         69966    0     0
SINA CORP             ORD             G81477104  1034    44500    SH       SOLE         44500    0     0